Segment information - Net premiums written by client location and underwriting location by reportable segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	$ 1,504.8	$ 1,502.6	$ 1,357.1
Client Location United States
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	963.7	922.3	794.7
Client Location Europe
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	278.3	268.9	276.5
Client Location Canada Caribbean Bermuda And Latin America
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	98.9	102.5	103.6
Client Location Asia And Other
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	163.9	208.9	182.3
Underwriting location: United States
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	598.9	249.3	180.1
Underwriting location: Europe
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	655.6	748.8	692.1
Underwriting location: Canada, the Caribbean, Bermuda and Latin America
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	197.1	450.9	433.8
Underwriting location: Asia and Other
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	53.2	53.6	51.1
Global Reinsurance
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	916.0	987.9	934.6
Global Reinsurance | Client Location United States
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	433.0	480.2	444.7
Global Reinsurance | Client Location Europe
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	253.1	245.3	246.1
Global Reinsurance | Client Location Canada Caribbean Bermuda And Latin America
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	90.7	90.0	91.1
Global Reinsurance | Client Location Asia And Other
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	139.2	172.4	152.7
Global Reinsurance | Underwriting location: United States
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	213.8	33.4	33.5
Global Reinsurance | Underwriting location: Europe
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	449.2	488.4	462.0
Global Reinsurance | Underwriting location: Canada, the Caribbean, Bermuda and Latin America
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	200.8	413.8	389.1
Global Reinsurance | Underwriting location: Asia and Other
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	52.2	52.3	50.0
Global A&H
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	425.5	458.1	379.8
Global A&H | Client Location United States
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	365.0	386.2	307.7
Global A&H | Client Location Europe
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	24.8	23.5	30.4
Global A&H | Client Location Canada Caribbean Bermuda And Latin America
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	11.8	12.4	12.5
Global A&H | Client Location Asia And Other
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	23.9	36.0	29.2
Global A&H | Underwriting location: United States
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	219.4	170.3	109.5
Global A&H | Underwriting location: Europe
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	206.0	249.9	224.9
Global A&H | Underwriting location: Canada, the Caribbean, Bermuda and Latin America
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	(0.1)	37.1	44.7
Global A&H | Underwriting location: Asia and Other
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	0.2	0.8	0.7
U.S. Specialty
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	94.5	54.1	13.1
U.S. Specialty | Client Location United States
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	94.5	54.1	13.1
U.S. Specialty | Client Location Europe
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	0.0	0.0	0.0
U.S. Specialty | Client Location Canada Caribbean Bermuda And Latin America
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	0.0	0.0	0.0
U.S. Specialty | Client Location Asia And Other
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	0.0	0.0	0.0
U.S. Specialty | Underwriting location: United States
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	94.5	43.8	7.9
U.S. Specialty | Underwriting location: Europe
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	0.0	10.3	5.2
U.S. Specialty | Underwriting location: Canada, the Caribbean, Bermuda and Latin America
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	0.0	0.0	0.0
U.S. Specialty | Underwriting location: Asia and Other
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	0.0	0.0	0.0
Runoff & Other
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	68.8	2.5	29.6
Runoff & Other | Client Location United States
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	71.2	1.8	29.2
Runoff & Other | Client Location Europe
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	0.4	0.1	0.0
Runoff & Other | Client Location Canada Caribbean Bermuda And Latin America
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	(3.6)	0.1	0.0
Runoff & Other | Client Location Asia And Other
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	0.8	0.5	0.4
Runoff & Other | Underwriting location: United States
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	71.2	1.8	29.2
Runoff & Other | Underwriting location: Europe
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	0.4	0.2	0.0
Runoff & Other | Underwriting location: Canada, the Caribbean, Bermuda and Latin America
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	(3.6)	0.0	0.0
Runoff & Other | Underwriting location: Asia and Other
Net premiums written by client location and underwriting location by reportable segment
Net written premiums	$ 0.8	$ 0.5	$ 0.4